Supplemental cash flow information	3 Months Ended
Mar. 31, 2018
Disclosure Text Block [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
15	Supplemental cash flow information
  There were no significant non-cash transactions during the three month periods ended March 31, 2018 and 2017.